Offerings	Aug. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	7,383,822
Maximum Aggregate Offering Price	$ 246.13
Amount of Registration Fee	$ 0.00
Offering Note	Represents the maximum number of common shares (“Common Shares”) of Mkango Rare Earths Limited, the registrant (the “Company”), to be issued in connection with the merger between Crown Proptech Acquisitions (“CPTK”) and Mkango (Cayman) Limited (“Merger Sub”) as described in that certain Business Combination Agreement, dated as of July 2, 2025, as amended on February 13, 2026 and May 20, 2026 and as amended and restated on September 2, 2026, by and among the Company, CPTK, Merger Sub, and Mkango Polska s.p. Z.o.o. (“Mkango Polska”) (the “Business Combination Agreement”) and contemplated as part of the Business Combination (as defined in the Business Combination Agreement), in exchange for 483,822 shares of Class A ordinary shares of CPTK (“CPTK Class A Ordinary Shares”) and 6,900,000 shares of Class B ordinary shares of CPTK outstanding immediately prior to the effective time of such merger, inclusive of any Common Shares potentially subject to forfeiture, estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(f)(2) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based upon an amount equal to one-third of the par value ($0.0001) of the CPTK Class A Ordinary Shares and CPTK Class B Ordinary Shares expected to be exchanged in the merger. No public market currently exists for the CPTK Class A Ordinary Shares or CPTK Class B Ordinary Shares and CPTK has an accumulated deficit.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each Warrant exercisable for one Common Share at an exercise price of $11.50
Amount Registered | shares	14,213,333
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to purchase Common Shares (the “Warrants”) to be issued in connection with the merger between CPTK and Merger Sub in exchange for the outstanding 9,200,000 public warrants to purchase CPTK Class A Ordinary Shares (the “Public Warrants”) and the outstanding 5,013,333 private placement warrants to purchase CPTK Class A Ordinary Shares.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

The maximum number of Warrants and Common Shares issuable upon exercise of the Warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Warrants has been allocated to the Common Shares issuable upon exercise of the Warrants and included in the registration fee paid in respect of such Common Shares. No additional registration fee is payable pursuant to Rule 457(g) promulgated under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of Warrants
Amount Registered | shares	14,213,333
Proposed Maximum Offering Price per Unit	11.51
Maximum Aggregate Offering Price	$ 163,595,462.83
Amount of Registration Fee	$ 22,592.53
Offering Note	Represents the estimated maximum number of Common Shares issuable upon the exercise of the Warrants.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(g) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based on the sum of (i) $11.50 (the exercise price of the Warrants) and (ii) $0.0102 (the average of the high and low prices of the Public Warrants quoted on the Pink Limited Market operated by OTC Markets Group, Inc. on May 12, 2026, the last day with available trading prices prior to the date this Registration Statement was initially filed).
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	40,979,501
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 4,097,950.10
Amount of Registration Fee	$ 565.93
Offering Note	Represents the maximum number of Common Shares outstanding after giving effect to the anticipated reclassification implemented under the BVI Business Companies Act by way of a variation of rights and a redesignation and reclassification of Class A Shares and Class B Shares of the Company (“Existing Company Shares”) into a new, single class of Common Shares, with the result that such Common Shares are substituted for the Existing Company Shares (the “Share Reclassification”), estimated solely for the purpose of calculating the registration fee, of which an estimated 39,874,018 Common Shares will be held by Mkango Magnetic Materials Limited and an estimated aggregate 1,105,483 Common Shares will be held by certain financial advisors to the Company and CPTK, which may include Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC, Welsbach Corporate Solutions LLC-FZ, Jett Capital Advisors LLC, and First Mile Capital, LLC, as well as CIIG Management III LLC (CPTK’s sponsor) and an affiliate of Crown PropTech Sponsor, LLC (CPTK’s co-sponsor).

As disclosed in Amendment No. 2 to this Registration Statement, the maximum number of Common Shares estimated to be outstanding after giving effect to the Share Reclassification decreased from an aggregate of 41,013,970 Common Shares to an aggregate of 40,979,501 Common Shares as a result of (i) the revised Exchange Ratio and adjusted assumptions for the indebtedness and cash of the Company at the Closing and (ii) the increased principal of the amended Notes.

The Registrant is re-filing this Exhibit 107 solely to reflect the decreased fees associated with the decreased number of Common Shares as described above. A registration fee of $23,158.93 was previously paid in connection with the initial filing of this Registration Statement, including $566.40 in fees related to the registration of Common Shares estimated to be outstanding after giving effect to the Share Reclassification. Accordingly, no additional registration fee is being paid in connection with Amendment No. 2 to this Registration Statement.